Statements of changes in equity - BRL (R$) R$ in Thousands	Capital	Treasury shares	Capital reserves	Premium in capital subscription	Stock option plan	Expenditures with issuance of shares	Profit reserves Increase (decrease) due to application of IFRS 9	Profit reserves Increase (decrease) due to application of IFRS 15	Profit reserves	Legal reserve	Profit retention Increase (decrease) due to application of IFRS 9	Profit retention Increase (decrease) due to application of IFRS 15	Profit retention	Retained earnings	Other comprehensive income	Additional dividends proposed	Increase (decrease) due to application of IFRS 9	Increase (decrease) due to application of IFRS 15	Total
Balances at Dec. 31, 2016	R$ 480,808		R$ 512,303	R$ 539,571	R$ 9,741	R$ (37,009)			R$ 141,292	R$ 7,037			R$ 134,255			R$ 18,875			R$ 1,153,278
Issuance of capital	5,224																		5,224
Repurchase of treasury shares		R$ (33,887)																	(33,887)
Approval additional dividends																(18,875)			(18,875)
Expenses from issuance of shares			(414)			(414)													(414)
Share-based plan			1,807		1,807														1,807
Post-employment benefit																			0
Accumulated translation adjustments from operations in foreign currency															R$ (247)				(247)
Net income for the year														R$ 84,845					84,845
Allocations
Additional dividends proposed														(18,789)		18,789
Distribution of dividends														(4,211)					(4,211)
Interest on equity														(17,000)					(17,000)
Profit retention									44,845				44,845	(44,845)
Balances at Dec. 31, 2017	486,032	(33,887)	513,696	539,571	11,548	(37,423)			186,137	7,037			179,100		(247)	18,789			1,170,520
Balances, adjusted	486,032	(33,887)	513,696	539,571	11,548	(37,423)			146,580	7,037			139,543		(247)	18,789			1,130,963
Effects from the first-time adoption at Dec. 31, 2017							R$ (1,015)	R$ (38,542)			R$ (1,015)	R$ (38,542)					R$ (1,015)	R$ (38,542)
Issuance of capital	2,435																		2,435
Repurchase of treasury shares		(114,486)																	(114,486)
Approval of additional dividends																(18,789)			(18,789)
Share-based plan			4,556		4,556														4,556
Post-employment benefit															(146)				(146)
Effect of the adoption of hyperinflation									1,822				1,822						1,822
Accumulated translation adjustments from operations in foreign currency															(2,437)				(2,437)
Net income for the year														71,055					71,055
Allocations
Additional dividends proposed														(22,236)		22,236
Distribution of dividends														(2,764)					(2,764)
Interest on equity														(15,000)					(15,000)
Profit retention									31,055				31,055	(31,055)
Balances at Dec. 31, 2018	488,467	(148,373)	518,252	539,571	16,104	(37,423)			179,457	7,037			172,420		(2,830)	22,236			1,057,209
Issuance of capital	156,980																		156,980
Premium on the subscription of shares			682,454	682,454															682,454
Repurchase of treasury shares		(77,581)																	(77,581)
Approval additional dividends																(22,236)			(22,236)
Expenses from issuance of shares			(58,734)			(58,734)													(58,734)
Share-based plan			23,633		23,633														23,633
Post-employment benefit															63				63
Effect of the adoption of hyperinflation									2,263				2,263						2,263
Accumulated translation adjustments from operations in foreign currency															(3,364)				(3,364)
Net income for the year														38,876					38,876
Allocations
Additional dividends proposed														(10,281)		10,281
Distribution of dividends														(9,719)					(9,719)
Profit retention									18,876				18,876	R$ (18,876)
Balances at Dec. 31, 2019	R$ 645,447	R$ (225,954)	R$ 1,165,605	R$ 1,222,025	R$ 39,737	R$ (96,157)			R$ 200,596	R$ 7,037			R$ 193,559		R$ (6,131)	R$ 10,281			R$ 1,789,844